--------------------------------------------------------------------------------
INTERNATIONAL REGIONAL
--------------------------------------------------------------------------------

Alliance Greater China '97 Fund

Annual Report
July 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
September 19, 2002

Dear Shareholder:

This report contains the investment results, economic review and outlook for Alliance Greater China '97 Fund (the "Fund") for the annual reporting period ended July 31, 2002.

Investment Objective and Policies

This open-end fund is a non-diversified management investment company that seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities issued by Greater China companies ("Greater China" refers to the People's Republic of China ("China"), the Hong Kong Special Administrative Region ("Hong Kong") and the Republic of China ("Taiwan")).

Investment Results

The following table provides the performance results for the Fund for the six- and 12-month periods ended July 31, 2002, relative to its benchmarks, the Morgan Stanley Capital International (MSCI) Indices (China, Hong Kong and Taiwan) and the Lipper China Region Funds Average (the "Lipper Average"). Funds in the Lipper Average generally have similar investment objectives to the Fund.

INVESTMENT RESULTS*
Periods Ended July 31, 2002

                                                         ----------------------
                                                              Total Returns
                                                         ----------------------
                                                         6 Months     12 Months
-------------------------------------------------------------------------------
Alliance Greater China '97 Fund
     Class A                                               -4.31%       -10.65%
-------------------------------------------------------------------------------
     Class B                                               -4.58%       -11.08%
-------------------------------------------------------------------------------
     Class C                                               -4.58%       -11.08%
-------------------------------------------------------------------------------

                                                         ----------------------
                                                              Total Returns
                                                         ----------------------
                                                         6 Months     12 Months
-------------------------------------------------------------------------------
MSCI China Index                                            4.29%       -19.22%
-------------------------------------------------------------------------------
MSCI Hong Kong Index                                       -6.94%       -11.43%
-------------------------------------------------------------------------------
MSCI Taiwan Index                                         -16.12%         9.19%
-------------------------------------------------------------------------------
Lipper China Region Funds Average                          -4.30%        -5.58%
-------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2002. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The Morgan Stanley Capital International (MSCI) China Index, MSCI Hong Kong Index and MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 41, 28 and 91 companies as of the period ended July 31, 2002. The Lipper China Region Funds Average represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. These funds


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      generally have similar investment objectives to the Fund, although investment policies for the various funds may differ. For the six- and 12-month periods ended July 31, 2002, the Lipper Average included 23 funds for each of the respective periods. All comparative indices and the average are unmanaged and reflect no fees or expenses. An investor cannot invest directly in an index or average, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

      Additional investment results appear on pages 4-7.

The Fund performed in line with its peer group of funds, as represented by the Lipper Average, over the six-month period ended July 31, 2002 as the Fund did not hold any major overweights or underweights relative to the Lipper peer group.

During the 12-month period under review, the Fund underperformed the Lipper Average due mainly to its relative underweight position in Taiwanese stocks during the first six months of the reporting period.

Economic Review

The investment environment for global equity markets has been extremely volatile as sentiment shifted from bearish, following the tragic events of September 11, to bullish as the Federal Reserve cut rates together with fiscal stimulation in the U.S. However, during the second half of the period under review, investors began to worry about a "double-dip" economic scenario unfolding, in which economic growth rate would again slow. In addition, corporate governance issues in the U.S. further weakened sentiment.

On the economic front, the Chinese economy continued to enjoy strong growth in 2002 and has achieved a gross domestic product (GDP) growth of 7.8% in the first half of 2002 due to a combination of fiscal stimulation and strong export performance. Meanwhile, the Hong Kong economy continued to go through structural adjustment and deflation. However, strong external demand should help the economy turn around in the second half of 2002. The Taiwan economy bottomed out during the period under review mainly due to a strong rebound in the electronics sector and reform in the banking system. However, the economy is still vulnerable to any slowdown in the technology sector in the second half of 2002.

With China's entry into the World Trade Organization (WTO), the manufacturing sector is expected to benefit in the medium term from an influx of direct foreign investment. In addition, the consumer sector is expected to grow as income rises over time. Both Hong Kong and Taiwan should benefit from stronger U.S. importing and exporting activity, although the domestic economy in the two regions will continue to go through structural adjustments in the medium term.

Outlook

We maintain our view that the U.S. economic recovery remains on track due largely to an accommodative monetary policy. In the meantime, the stock mar-


--------------------------------------------------------------------------------
2 o ALLIANCE GREATER CHINA '97 FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

ket may remain volatile due to mixed corporate and economic data. The outlook for the Greater China region is positive as the region is the major beneficiary of global outsourcing with China emerging as a major outsourcing center. Our strategy will focus on sectors that will benefit from this trend, as well as other sectors that will benefit from stronger external demand from countries in the Organization for Economic Co-Operation and Development (OECD). In addition, we shall try to identify opportunities in domestic growth sectors, such as the consumer and financial regions.

Thank you again for your interest and investment in Alliance Greater China '97 Fund. We look forward to reporting to you in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Matthew W.S. Lee

Matthew W.S. Lee
Senior Vice President

[PHOTO]     John D. Carifa

[PHOTO]     Mathew W.S. Lee

Matthew W.S. Lee, Portfolio Manager, is Chief Investment Officer, New-Alliance Asset Management (Asia) Limited. Mr. Lee is responsible for the investment activities in Hong Kong and has over 18 years of investment experience.


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GREATER CHINA '97 FUND
GROWTH OF A $10,000 INVESTMENT
9/30/97* TO 7/31/02

Alliance Greater China '97 Fund Class A: $7,377
MSCI Hong Kong Index:                    $6,993
MSCI Taiwan Index:                       $5,212
MSCI China Index:                        $2,150

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

          Alliance Greater      MSCI China      MSCI Hong Kong
           China '97 Fund         Index             Index          MSCI Taiwan
-------------------------------------------------------------------------------
9/30/97        $ 9,574           $10,000           $10,000           $10,000
7/31/98        $ 4,729           $ 3,530           $ 4,868           $ 6,612
7/31/99        $ 8,012           $ 5,476           $ 8,794           $ 7,995
7/31/00        $10,103           $ 4,303           $10,238           $ 9,260
7/31/01        $ 8,256           $ 2,661           $ 7,895           $ 4,774
7/31/02        $ 7,377           $ 2,150           $ 6,993           $ 5,212


This chart illustrates the total value of an assumed $10,000 investment in Alliance Greater China '97 Fund Class A shares at net asset value (NAV)(from 9/30/97* to 7/31/02) as compared to the performance of appropriate indices. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) China Index, MSCI Hong Kong Index and MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 41, 28 and 91 companies as of July 31, 2002.

When comparing Alliance Greater China '97 Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

*     Closest month-end after Fund's Class A share inception date of 9/3/97.


--------------------------------------------------------------------------------
4 o ALLIANCE GREATER CHINA '97 FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GREATER CHINA '97 FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 7/31

                              [BAR CHART OMITTED]

           Alliance Greater China '97 Fund--Yearly Periods Ended 7/31
--------------------------------------------------------------------------------
                            Alliance Greater         Lipper China Region
                             China '97 Fund             Funds Average
--------------------------------------------------------------------------------
      7/31/98*                   -51.20%                   -54.03%
      7/31/99                     69.42%                    54.34%
      7/31/00                     26.10%                    34.89%
      7/31/01                    -18.28%                   -22.65%
      7/31/02                    -10.65%                    -5.58%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Total returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes.

The unmanaged Lipper China Region Funds Average represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. These funds generally have similar investment objectives to the Fund, although investment policies for the various funds may differ. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

* The Fund's return for the period ended 7/31/98 is from the Fund's inception date of 9/3/97 through 7/31/98. The benchmark's return for the period ended 7/31/98 is from 8/31/97 through 7/31/98.


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
July 31, 2002

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $7.02
9/3/97                  Average Market Capitalization ($mil): $3,626
Class B Shares
9/3/97
Class C Shares
9/3/97

SECTOR BREAKDOWN

 16.0% Finance
 11.8% Real Estate
 11.7% Consumer Services
  8.1% Technology
  7.4% Energy
  7.1% Multi-Industry
  5.8% Basic Industry                           [PIE CHART OMITTED]
  5.2% Utilities
  3.9% Transportation
  3.7% Consumer Manufacturing
  3.2% Capital Goods
  3.1% Health Care
  2.0% Consumer Staples

 11.0% Short-Term

COUNTRY BREAKDOWN

 79.5% Hong Kong                                [PIE CHART OMITTED]
  9.5% Taiwan

 11.0% Short-Term

All data as of July 31, 2002. The Fund's sector and country breakdowns are expressed as a percentage of total investments (excluding cash and cash equivalents) and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCE GREATER CHINA '97 FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -10.65%                   -14.50%
            Since Inception*          -5.41%                    -6.23%

Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -11.08%                   -14.64%
            Since Inception*          -6.11%                    -6.11%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -11.08%                   -11.97%
            Since Inception*          -6.11%                    -6.11%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                              Class A           Class B         Class C
                               Shares            Shares          Shares
--------------------------------------------------------------------------------
                     1 Year    -18.10%           -18.35%         -15.80%
            Since Inception*    -5.19%            -5.07%          -5.07%

The Fund's investment results represent average annual total returns. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

Since the Fund invests in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. The Fund will invest substantially all of its assets in Greater China companies and is subject to greater risk than would a fund with a more diversified portfolio. Investments in Greater China companies entail risks different from, and in certain cases, greater than, risks associated with investments in the U.S. or in other international markets.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date: 9/3/97, all share classes.


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
July 31, 2002

                                                                     Percent of
Company                                              U.S. $ Value    Net Assets
--------------------------------------------------------------------------------
Cheung Kong (Holdings), Ltd.--
   The company is involved in property
   development and investment,
   infrastructure and related businesses.              $  435,419          6.2%
--------------------------------------------------------------------------------
HSBC Holdings Plc.--The company
   provides a variety of international
   banking and financial services including
   retail and corporate banking, trade,
   trusteeship, securities, custody, capital
   markets, treasury, private and investment
   banking and insurance.                                 372,156          5.3
--------------------------------------------------------------------------------
Huaneng Power International, Inc. Cl. H--
   The company develops, constructs,
   owns and operates large coal-fired
   power plants throughout China.                         298,848          4.3
--------------------------------------------------------------------------------
BOC Hong Kong (Holdings), Ltd.--
   The company provides a comprehensive
   range of financial products and services
   to retail and corporate customers.
   Its products include retail and corporate
   banking and treasury services.
   The company operates in Hong Kong
   and China.                                             296,835          4.2
--------------------------------------------------------------------------------
CNOOC, Ltd.--The company, through its
   subsidiaries, explores, develops, produces
   and sells crude oil and natural gas.                   295,415          4.2
--------------------------------------------------------------------------------
Hutchison Whampoa, Ltd.--The company
   has diverse operations including
   property investment and development,
   port services, retail, manufacturing,
   finance, investment and other services.                220,694          3.2
--------------------------------------------------------------------------------
China Merchants Holdings International
   Co., Ltd.--The company, through its
   subsidiaries, operates ports, port-related
   and toll highway business. The company
   also manufactures and sells paint products.            219,232          3.1
--------------------------------------------------------------------------------
China Mobile (Hong Kong), Ltd.--
   The company provides cellular
   telecommunications services in China.                  194,745          2.8
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 o ALLIANCE GREATER CHINA '97 FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

                                                                     Percent of
Company                                              U.S. $ Value    Net Assets
--------------------------------------------------------------------------------
Tom.com, Ltd.--The company, through its
   subsidiaries, provides online media, internet
   and telecom value-added services, sells
   advertising of print and outdoor media,
   markets sports sponsorship and
   promotional events, and publishes
   magazines and books.                                $  190,706          2.7%
--------------------------------------------------------------------------------
Esprit Holdings, Ltd.--The company, through
   its subsidiaries, designs, licenses, sources,
   wholesales and retails high quality fashion
   products under the Esprit brand name.
   The company also has a line of cosmetics,
   skin and general body care products under
   the Red Earth brand name.                              177,565          2.5
--------------------------------------------------------------------------------
                                                       $2,701,615         38.5%


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 9

----------------------
SECTOR DIVERSIFICATION
----------------------

SECTOR DIVERSIFICATION
July 31, 2002

                                                                     Percent of
Company                                              U.S. $ Value    Net Assets
--------------------------------------------------------------------------------
Basic Industry                                         $  420,675          6.0%
--------------------------------------------------------------------------------
Capital Goods                                             236,312          3.4
--------------------------------------------------------------------------------
Consumer Manufacturing                                    265,989          3.8
--------------------------------------------------------------------------------
Consumer Services                                         850,689         12.1
--------------------------------------------------------------------------------
Consumer Staples                                          146,604          2.1
--------------------------------------------------------------------------------
Energy                                                    537,840          7.7
--------------------------------------------------------------------------------
Finance                                                 1,161,883         16.5
--------------------------------------------------------------------------------
Healthcare                                                224,130          3.2
--------------------------------------------------------------------------------
Multi-Industry                                            512,849          7.3
--------------------------------------------------------------------------------
Real Estate                                               855,422         12.2
--------------------------------------------------------------------------------
Technology                                                588,158          8.4
--------------------------------------------------------------------------------
Transportation                                            281,181          4.0
--------------------------------------------------------------------------------
Utilities                                                 380,900          5.4
--------------------------------------------------------------------------------
Total Investments*                                      6,462,632         92.1
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities                  553,882          7.9
--------------------------------------------------------------------------------
Net Assets                                             $7,016,514        100.0%
--------------------------------------------------------------------------------

*     Excludes short-term investments.


--------------------------------------------------------------------------------
10 o ALLIANCE GREATER CHINA '97 FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2002

Company                                                    Shares  U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-92.1%

Hong Kong-82.3%
Aluminum Corp. of China, Ltd. .....................       350,000   $    55,641
Arcontech Corp. ...................................       400,000        40,000
Beijing Datang Power Generation Co.,
   Ltd. Cl. H .....................................       200,000        82,052
BOC Hong Kong (Holdings), Ltd.(a) .................       274,000       296,835
Brilliance China Automotive Holdings, Ltd. ........       470,000        69,295
Cathay Pacific Airways, Ltd. ......................        20,000        30,769
Cheung Kong (Holdings), Ltd. ......................        55,000       435,419
China Eastern Airlines Corp., Ltd. Cl. H ..........       400,000        68,206
China Merchants Holdings International
   Co., Ltd. ......................................       300,000       219,232
China Mobile (Hong Kong), Ltd.(a) .................        70,000       194,745
China National Aviation Co., Ltd. .................       640,000       141,950
China Petroleum and Chemical Corp. Cl. H ..........       480,000        76,308
China Resources Enterprise, Ltd. ..................       100,000       112,180
Citic Ka Wah Bank, Ltd. ...........................       233,333        66,560
CNOOC, Ltd. .......................................       220,500       295,415
COFCO International, Ltd. .........................       300,000        85,577
Coslight Technology International Group, Ltd. .....       252,000        72,693
Dah Sing Financial Group ..........................        34,000       153,873
Denway Motors, Ltd. ...............................       264,000        73,616
Esprit Holdings, Ltd. .............................       100,000       177,565
Extrawell Pharmaceutical Holdings, Ltd.(a) ........       650,000        23,334
Fountain Set (Holdings), Ltd. .....................       300,000       123,078
Golden Meditech Co., Ltd.(a) ......................       248,000        65,180
Henderson Investment, Ltd. ........................        80,000        64,616
Henderson Land Development Co., Ltd. ..............        15,000        59,423
Hong Kong Exchanges & Clearing, Ltd. ..............       100,000       144,873
Hopewell Holdings, Ltd. ...........................       120,000        73,847
HSBC Holdings Plc .................................        32,800       372,156
Huaneng Power International, Inc. Cl. H ...........       370,000       298,848
Hutchison Whampoa, Ltd. ...........................        30,200       220,694
Kerry Properties, Ltd. ............................        80,000        77,949
Kingdee International Software Group
   Co., Ltd. ......................................       258,000        47,962
Legend Group, Ltd. ................................       150,000        55,289
Li & Fung, Ltd. ...................................       100,000       120,514
Linmark Group, Ltd.(a) ............................       112,000        30,513
New World Development Co., Ltd. ...................        60,000        43,462
PetroChina Co., Ltd. Cl. H ........................       350,000        74,039
Prosten Technology Holdings, Ltd.,
   Warrants, expiring 1/08/04(a) ..................       162,180           208
SIIC Medical Science and Technology
   (Group), Ltd. ..................................       250,000        55,449
Sino Land Co., Ltd. ...............................       140,000        48,013


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)  U.S. $ Value
--------------------------------------------------------------------------------

Sinopec Zhenhai Refining and Chemical
   Co., Ltd. Cl. H ................................       420,000   $    92,078
Swire Pacific, Ltd. Cl. A .........................        27,000       122,539
TCL International Holdings, Ltd. ..................       200,000        60,898
The Wharf (Holdings), Ltd. ........................        60,000       126,539
Tom.com, Ltd.(a) ..................................       500,000       190,706
Tong Ren Tang Technologies Co., Ltd. Cl. H ........        74,000        80,167
Topsearch International (Holdings), Ltd.(a) .......       372,000        58,662
Wheelock and Co., Ltd. ............................        80,000        57,436
Wing Hang Bank, Ltd. ..............................        20,000        63,462
Yanion International Holdings, Ltd.(a) ............       326,000        45,975
Yue Yuen Industrial (Holdings), Ltd. ..............        20,000        61,026
Zhejiang Expressway Co., Ltd. Cl. H ...............       200,000        65,385
                                                                    -----------
                                                                      5,772,251
                                                                    -----------
Taiwan-9.8%
Asustek Computer, Inc. ............................        35,000        97,512
Compal Electronics, Inc. ..........................        60,000        58,284
Formosa Plastics Corp. ............................        53,500        71,259
Hon Hai Precision Industry Co., Ltd. ..............        13,800        56,746
Micro-Star International Co., Ltd. ................        17,550        50,726
Nan Ya Plastic Corp. ..............................        74,900        74,543
Quanta Computer, Inc. .............................         2,700         6,758
Soft-World International Corp. ....................        15,000        66,150
Taipei Bank(a) ....................................        80,000        64,124
Taiwan Cellular Corp. .............................        31,685        37,671
Taiwan Semiconductor Manufacturing
   Co., Ltd.(a) ...................................        70,847       106,608
                                                                    -----------
                                                                        690,381
                                                                    -----------
Total Common Stocks & Other Investments
   (cost $6,538,663) ..............................                   6,462,632
                                                                    -----------
SHORT-TERM INVESTMENT-11.4%

Time Deposit-11.4%
Societe Generale
   1.81%, 8/01/02
   (cost $800,000) ................................   $       800       800,000
                                                                    -----------
Total Investments-103.5%
   (cost $7,338,663) ..............................                   7,262,632
Other assets less liabilities-(3.5%) ..............                    (246,118)
                                                                    -----------
Net Assets-100% ...................................                 $ 7,016,514
                                                                    ===========

(a)   Non-income producing security.

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE GREATER CHINA '97 FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2002

Assets
Investments in securities, at value (cost $7,338,663) .........     $ 7,262,632
Cash ..........................................................          14,943
Foreign cash, at value (cost $153,277) ........................         153,480
Receivable for capital stock sold .............................          72,974
Receivable from Adviser .......................................          24,823
Deferred organization expenses ................................          13,934
Dividends and interest receivable .............................          12,132
                                                                    -----------
Total assets ..................................................       7,554,918
                                                                    -----------
Liabilities
Payable to Adviser (reimbursement to Adviser for
   organizational expense) ....................................         326,500
Payable for capital stock redeemed ............................          54,983
Payable for investment securities purchased ...................          30,948
Distribution fee payable ......................................           4,440
Accrued expenses ..............................................         121,533
                                                                    -----------
Total liabilities .............................................         538,404
                                                                    -----------
Net Assets ....................................................     $ 7,016,514
                                                                    ===========
Composition of Net Assets
Capital stock, at par .........................................     $       950
Additional paid-in capital ....................................       8,448,924
Undistributed net investment income ...........................          52,448
Accumulated net realized loss on investment
   and foreign currency transactions ..........................      (1,409,899)
Net unrealized depreciation of investments and
   foreign currency denominated assets and liabilities ........         (75,909)
                                                                    -----------
                                                                    $ 7,016,514
                                                                    ===========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($2,253,180/298,259 shares of capital stock
   issued and outstanding) ....................................           $7.55
Sales charge--4.25% of public offering price ..................             .34
                                                                          -----
Maximum offering price ........................................           $7.89
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($3,265,817/447,609 shares of capital stock
   issued and outstanding) ....................................           $7.30
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($1,302,003/178,472 shares of capital stock
   issued and outstanding) ....................................           $7.30
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($195,514/25,535 shares of capital stock
   issued and outstanding) ....................................           $7.66
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended July 31, 2002

Investment Income
Dividends (net of foreign taxes withheld
   of $3,886) .................................   $    226,309
Interest ......................................          5,558    $    231,867
                                                  ------------
Expenses
Advisory fee ..................................         63,636
Distribution fee--Class A .....................          5,819
Distribution fee--Class B .....................         31,908
Distribution fee--Class C .....................         10,369
Custodian .....................................        160,153
Administrative ................................        135,000
Audit and legal ...............................         94,934
Amortization of organization expenses .........         64,970
Registration ..................................         55,333
Transfer agency ...............................         48,039
Printing ......................................         29,647
Directors' fees ...............................         11,478
Miscellaneous .................................          5,033
                                                  ------------
Total expenses ................................        716,319
Less: expenses waived and reimbursed
   by the Adviser (see Note B) ................       (528,224)
                                                  ------------
Net expenses ..................................                        188,095
                                                                  ------------
Net investment income .........................                         43,772
                                                                  ------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on investment
   transactions ...............................                       (840,330)
Net realized gain on foreign currency
   transactions ...............................                            743
Net change in unrealized
   appreciation/depreciation of:
   Investments ................................                        184,697
   Foreign currency denominated assets
     and liabilities ..........................                            231
                                                                  ------------
Net loss on investment and
   foreign currency transactions ..............                       (654,659)
                                                                  ------------
Net Decrease in Net Assets from
   Operations .................................                   $   (610,887)
                                                                  ============

See notes to financial statements


--------------------------------------------------------------------------------
14 o ALLIANCE GREATER CHINA '97 FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                  Year Ended      Year Ended
                                                    July 31,        July 31,
                                                      2002            2001
                                                  ============    ============
Increase (Decrease) in Net Assets from
   Operations
Net investment income (loss) ..................   $     43,772    $    (37,711)
Net realized loss on investment and foreign
   currency transactions ......................       (839,587)       (337,928)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities .........        184,928        (974,915)
                                                  ------------    ------------
Net decrease in net assets from
   operations .................................       (610,887)     (1,350,554)
Capital Stock Transactions
Net increase (decrease) .......................      1,091,599        (276,404)
                                                  ------------    ------------
Total increase (decrease) .....................        480,712      (1,626,958)
Net Assets
Beginning of period ...........................      6,535,802       8,162,760
                                                  ------------    ------------
End of period (including undistributed
   net investment income of $52,448
   and $7,933 at July 31, 2002 and
   2001, respectively) ........................   $  7,016,514    $  6,535,802
                                                  ============    ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2002

NOTE A

Significant Accounting Policies

Alliance Greater China '97 Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1997 and is registered under the Investment Company
Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed


--------------------------------------------------------------------------------
16 o ALLIANCE GREATER CHINA '97 FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

to reflect the fair market value of such securities.

2. Organization Expenses

Organization expenses of approximately $326,500 have been deferred and are being amortized on a straight-line basis through August 2002.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

During the current fiscal year, permanent differences, primarily due to foreign currency transactions resulted in a net increase in undistributed net investment income and an increase in accumulated net realized loss on investment and foreign currency transactions. This reclassification had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 2.50%, 3.20%, 3.20%, and 2.20% of average daily net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the year ended July 31, 2002, such reimbursement amounted to $393,224.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended July 31, 2002, the Adviser agreed to waive its fees for such services. Such waiver amounted to $135,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the year ended July 31, 2002, such fees amounted to $33,176.

For the year ended July 31, 2002, the Fund's expenses were reduced by $219 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $1,198 from the sale of Class A shares and $9,806 and $1,058 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended July 31, 2002.

Brokerage commissions paid on investment transactions for the year ended July 31, 2002, amounted to $27,511, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement")

--------------------------------------------------------------------------------
18 o ALLIANCE GREATER CHINA '97 FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,781,046 and $489,905 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $4,772,586 and $3,930,887, respectively, for the year ended July 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the year ended July 31, 2002.

At July 31, 2002, the cost of investments for federal income tax purposes was $7,506,660. Accordingly, gross unrealized appreciation of investments was $641,470 and gross unrealized depreciation of investments was $885,498 resulting in net unrealized depreciation of $244,028 (excluding foreign currency transactions).

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts for investment purposes and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At July 31, 2002, the Fund had no forward exchange currency contracts outstanding.

NOTE E

Distributions To Shareholders

As of July 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ..........................         $    43,953
Accumulated capital and other losses ...................          (1,241,902)(a)
Unrealized appreciation/(depreciation) .................            (243,906)(b)
                                                                 -----------
Total accumulated earnings/(deficit) ...................         $(1,441,855)
                                                                 ===========

(a) On July 31, 2002, the Fund had a net capital loss carryforward of $821,631 of which $138,490 expires in the year 2007, $12,025 expires in the year 2009 and $671,116 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2002, the Fund deferred to August 1, 2002 post October capital losses of $420,271.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                  -----------------------------   -----------------------------
                              Shares                          Amount
                  -----------------------------   -----------------------------
                     Year Ended      Year Ended      Year Ended      Year Ended
                  July 31, 2002   July 31, 2001   July 31, 2002   July 31, 2001
                  -------------------------------------------------------------
Class A
Shares sold             964,947         758,794    $  7,604,643    $  6,947,608
-------------------------------------------------------------------------------
Shares converted
  from Class B            3,078              -0-         24,592              -0-
-------------------------------------------------------------------------------
Shares redeemed        (911,140)       (756,405)     (7,232,579)     (6,959,914)
-------------------------------------------------------------------------------
Net increase
  (decrease)             56,885           2,389    $    396,656    $    (12,306)
===============================================================================

Class B
Shares sold           1,608,417         713,211    $ 12,226,131    $  6,408,636
-------------------------------------------------------------------------------
Shares converted
  to Class A             (3,179)             -0-        (24,592)             -0-
-------------------------------------------------------------------------------
Shares redeemed      (1,551,790)       (718,370)    (11,833,634)     (6,510,139)
-------------------------------------------------------------------------------
Net increase
  (decrease)             53,448          (5,159)   $    367,905    $   (101,503)
===============================================================================


--------------------------------------------------------------------------------
20 o ALLIANCE GREATER CHINA '97 FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                  -----------------------------   -----------------------------
                              Shares                          Amount
                  -----------------------------   -----------------------------
                     Year Ended      Year Ended      Year Ended      Year Ended
                  July 31, 2002   July 31, 2001   July 31, 2002   July 31, 2001
                  -------------------------------------------------------------
Class C
Shares sold           1,020,049         149,530    $  7,868,132    $  1,364,163
-------------------------------------------------------------------------------
Shares redeemed        (948,395)       (178,252)     (7,396,556)     (1,639,368)
-------------------------------------------------------------------------------
Net increase
  (decrease)             71,654         (28,722)   $    471,576    $   (275,205)
===============================================================================

Advisor Class
Shares sold              41,166         101,709    $    332,447    $    899,480
-------------------------------------------------------------------------------
Shares redeemed         (60,848)        (82,702)       (476,985)       (786,870)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (19,682)         19,007    $   (144,538)   $    112,610
===============================================================================

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2002.

NOTE H

Concentration of Risk

Investing in securities of foreign companies involves special risk which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                   -----------------------------------------------------------
                                                            Class A
                                   -----------------------------------------------------------
                                                                                  September 3,
                                                                                       1997(a)
                                                 Year Ended July 31,                        to
                                   ---------------------------------------------      July 31,
                                     2002       2001          2000          1999          1998
                                   -----------------------------------------------------------
Net asset value,
  beginning of period ..........   $ 8.45     $10.34        $ 8.20        $ 4.84        $10.00
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c) .................      .09       (.01)         (.04)          .02           .08
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions .................     (.99)     (1.88)         2.18          3.34         (5.18)
                                   -----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................     (.90)     (1.89)         2.14          3.36         (5.10)
                                   -----------------------------------------------------------
Less: Dividends
Dividends from net
  investment income ............       -0-        -0-           -0-           -0-         (.06)
                                   -----------------------------------------------------------
Net asset value,
  end of period ................   $ 7.55     $ 8.45        $10.34        $ 8.20        $ 4.84
                                   ===========================================================
Total Return
Total investment return based
  on net asset value (d) .......   (10.65)%   (18.28)%       26.10%        69.42%       (51.20)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $2,253     $2,039        $2,471        $1,011        $  445
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............     2.50%      2.51%(e)      2.52%(e)      2.52%(e)      2.52%(e)(f)
  Expenses, before waivers/
    reimbursements .............    10.82%      9.50%         9.92%        19.68%        18.27%(f)
  Net investment income
    (loss)(c) ..................     1.18%      (.09)%        (.42)%         .36%         1.20%(f)
Portfolio turnover rate ........       63%        64%          158%           94%           58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
22 o ALLIANCE GREATER CHINA '97 FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                   -----------------------------------------------------------
                                                            Class B
                                   -----------------------------------------------------------
                                                                                  September 3,
                                                                                       1997(a)
                                                 Year Ended July 31,                        to
                                   ---------------------------------------------      July 31,
                                     2002       2001          2000          1999          1998
                                   -----------------------------------------------------------
Net asset value,
  beginning of period ..........   $ 8.21     $10.13        $ 8.12        $ 4.82        $10.00
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c) .................      .03       (.07)         (.11)         (.01)          .03
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions .................     (.94)     (1.85)         2.12          3.31         (5.17)
                                   -----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................     (.91)     (1.92)         2.01          3.30         (5.14)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............       -0-        -0-           -0-           -0-         (.03)
Distributions in excess of net
  investment income ............       -0-        -0-           -0-           -0-         (.01)
                                   -----------------------------------------------------------
Total dividends and
  distributions ................       -0-        -0-           -0-           -0-         (.04)
                                   -----------------------------------------------------------
Net asset value,
  end of period ................   $ 7.30     $ 8.21        $10.13        $ 8.12        $ 4.82
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(d)  .......   (11.08)%   (18.95)%       24.75%        68.46%       (51.53)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $3,266     $3,234        $4,047        $1,902        $1,551
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............     3.20%      3.21%(e)      3.22%(e)      3.22%(e)      3.22%(e)(f)
  Expenses, before waivers/
    reimbursements .............    11.56%     10.28%        10.72%        20.22%        19.18%(f)
  Net investment income
    (loss)(c) ..................      .41%      (.81)%       (1.13)%        (.22)%         .53%(f)
Portfolio turnover rate ........       63%        64%          158%           94%           58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                   -----------------------------------------------------------
                                                            Class C
                                   -----------------------------------------------------------
                                                                                  September 3,
                                                                                       1997(a)
                                                 Year Ended July 31,                        to
                                   ---------------------------------------------      July 31,
                                     2002       2001          2000          1999          1998
                                   -----------------------------------------------------------
Net asset value,
  beginning of period ..........   $ 8.21     $10.13        $ 8.11        $ 4.82        $10.00
                                   -----------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c) .................      .04       (.08)         (.13)         (.03)          .03
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions .................     (.95)     (1.84)         2.15          3.32         (5.17)
                                   -----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................     (.91)     (1.92)         2.02          3.29         (5.14)
                                   -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............       -0-        -0-           -0-           -0-         (.03)
Distributions in excess of net
  investment income ............       -0-        -0-           -0-           -0-         (.01)
                                   -----------------------------------------------------------
Total dividends and
  distributions ................       -0-        -0-           -0-           -0-         (.04)
                                   -----------------------------------------------------------
Net asset value,
  end of period ................   $ 7.30     $ 8.21        $10.13        $ 8.11        $ 4.82
                                   ===========================================================
Total Return
Total investment return based
  on net asset value(d)  .......   (11.08)%   (18.95)%       24.91%        68.26%       (51.53)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $1,302     $  877        $1,372        $  162        $  102
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............     3.20%      3.21%(e)      3.22%(e)      3.22%(e)      3.22%(e)(f)
  Expenses, before waivers/
    reimbursements .............    11.28%     10.13%        10.01%        20.41%        19.37%(f)
  Net investment income
     (loss)(c) .................      .50%      (.84)%       (1.31)%        (.49)%         .50%(f)
Portfolio turnover rate ........       63%        64%          158%           94%           58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCE GREATER CHINA '97 FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------
                                                         Advisor Class
                                  -----------------------------------------------------------
                                                                                 September 3,
                                                                                      1997(a)
                                                Year Ended July 31,                        to
                                  ---------------------------------------------      July 31,
                                    2002       2001          2000          1999          1998
                                  -----------------------------------------------------------
Net asset value,
  beginning of period .........   $ 8.53     $10.41        $ 8.24        $ 4.85       $10.00
                                  -----------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(b)(c) .........      .10        .06          (.02)          .04          .10
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................     (.97)     (1.94)         2.19          3.35        (5.18)
                                  -----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................     (.87)     (1.88)         2.17          3.39        (5.08)
                                  -----------------------------------------------------------
Less: Dividends
Dividends from net
  investment income ...........       -0-        -0-           -0-           -0-        (.07)
                                  -----------------------------------------------------------
Net asset value,
  end of period ...............   $ 7.66     $ 8.53        $10.41        $ 8.24       $ 4.85
                                  ===========================================================
Total Return
Total investment return based
  on net asset value(d)  ......   (10.20)%   (18.06)%       26.34%        69.90%      (51.06)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $  196     $  386        $  273        $  161       $   60
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............     2.20%      2.21%(e)      2.22%(e)      2.22%(e)     2.22%(e)(f)
  Expenses, before waivers/
    reimbursements ............    10.57%      9.35%         9.61%        19.01%       18.13%(f)
  Net investment income
    (loss)(c) .................     1.28%       .71%         (.15)%         .58%        1.51%(f)
Portfolio turnover rate .......       63%        64%          158%           94%          58%

See footnote summary on page 26.

--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Commencement of operations.
(b)   Based on average shares outstanding.
(c)   Net of expenses waived/reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:


                                               September 3,
                        Year Ended July 31,      1997(a) to
                    --------------------------     July 31,
                      2001      2000      1999      1998(f)
                    ---------------------------------------
    Class A          2.50%     2.50%     2.50%        2.50%
    Class B          3.20%     3.20%     3.20%        3.20%
    Class C          3.20%     3.20%     3.20%        3.20%
    Advisor Class    2.20%     2.20%     2.20%        2.20%

(f)   Annualized.


--------------------------------------------------------------------------------
26 o ALLIANCE GREATER CHINA '97 FUND

                                                     ---------------------------
                                                     REPORT OF ERNST & YOUNG LLP
                                                     INDEPENDENT AUDITORS
                                                     ---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Alliance
Greater China '97 Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance Greater China '97 Fund, Inc. (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial high lights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Greater China '97 Fund, Inc. at July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
September 12, 2002


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 27

---------------
TAX INFORMATION
---------------

TAX INFORMATION
(Unaudited)

The Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes that may be passed through to the shareholders for the fiscal year ended July 31, 2002 is $3,886. The foreign source income for information reporting purposes is $226,309.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2003.


--------------------------------------------------------------------------------
28 o ALLIANCE GREATER CHINA '97 FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 29

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
30 o ALLIANCE GREATER CHINA '97 FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/ checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 31

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
William H. Foulk, Jr.(1)
Tak-Lung Tsim

OFFICERS

Matthew W. S. Lee, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Mamuro Yamaoka, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee


--------------------------------------------------------------------------------
32 o ALLIANCE GREATER CHINA '97 FUND

                                                          ----------------------
                                                          MANAGEMENT OF THE FUND
                                                          ----------------------

MANAGEMENT OF THE FUND
(unaudited)

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                        PORTFOLIOS
                                                                                          IN FUND              OTHER
NAME, AGE OF DIRECTOR                                    PRINCIPAL                        COMPLEX           DIRECTORSHIPS
      ADDRESS                                           OCCUPATION(S)                   OVERSEEN BY            HELD BY
(YEARS OF SERVICE*)                                 DURING PAST 5 YEARS                   DIRECTOR             DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

John D. Carifa,** 57,                       President, Chief Operating Officer and           114             None
1345 Avenue of the                          a Director of Alliance Capital Management
Americas,                                   Corporation ("ACMC"), with which he has
New York, NY 10105 (5)                      been associated with since prior to 1997.

Tak-Lung Tsim,** 56,                        A Principal of T.L. Tsim & Associates            1               Chairman of New-
T.L. Tsim & Associates                      Limited, a consulting company which he                           Alliance Asset
Limited                                     established in August 1994, Chairman of                          Management
Suite 1001                                  New-Alliance Asset Management (Asia)                             (Asia) Limited,
Century Square                              Limited. Member of Li Po Chun United                             Director of
1 D'Aguilar St.                             World College, Director of Playmates                             Playmates
Central Hong Kong (5)                       Interactive Entertainment Limited, Far                           Interactive
                                            Eastern Polychem Industries and China                            Entertainment
                                            Medical Science Limited.                                         Limited, Far
                                                                                                             Eastern Polychem
                                                                                                             Industries and
                                                                                                             China Medical
                                                                                                             Science Limited

DISINTERESTED DIRECTORS

David H. Dievler,#+ 72                      Independent consultant.Until December            98              None
P.O. Box 167, Spring                        1994, Senior Vice President of ACMC
Lake, NJ 07762 (5)                          responsible for mutual fund administration.
                                            Prior to joining ACMC in 1984, Chief
                                            Financial Officer of Eberstadt Asset
                                            Management since 1968. Prior to that,
                                            Senior Manager at Price Waterhouse & Co.
                                            Member of American Institute of Certified
                                            Public Accountants since 1953.

William H. Foulk, Jr.,#+ 70,                Investment Adviser and an independent            110             None
2 Sound View Drive                          consultant. Formerly Senior Manager of
Suite 100                                   Barrett Associates, Inc., a registered
Greenwich, CT 06830 (3)                     investment adviser, with which he had been
                                            associated since prior to 1997. Formerly
                                            Deputy Comptroller of the State of New
                                            York and, prior thereto, Chief Investment
                                            Officer of the New York Bank for Savings.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 33

----------------------
MANAGEMENT OF THE FUND
----------------------

                                                                                        PORTFOLIOS
                                                                                          IN FUND              OTHER
NAME, AGE OF DIRECTOR                                    PRINCIPAL                        COMPLEX           DIRECTORSHIPS
      ADDRESS                                           OCCUPATION(S)                   OVERSEEN BY            HELD BY
(YEARS OF SERVICE*)                                 DURING PAST 5 YEARS                   DIRECTOR             DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
Clifford L. Michel, #+, 63              Senior Counsel of the law firm of Cahill            93                Placer
St. Bernard's Road,                     Gordon & Reindel since February 2001 and                              Dome, Inc.
Gladstone,                              a partner of that firm for more than twenty-
NJ 07934 (3)                            five years prior thereto. President and Chief
                                        Executive Officer of Wenonah Development
                                        Company (investments) and a Director of
                                        Placer Dome, Inc. (mining).

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser. Mr. Tsim is an "interested director", as defined in the 1940 Act, due to his position as Consultant of T.L. Tsim & Associates Limited.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
34 o ALLIANCE GREATER CHINA '97 FUND

                                                          ----------------------
                                                          MANAGEMENT OF THE FUND
                                                          ----------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

                                                                                        Principal Occupation
Name, Address,* and Age                    Position(s) Held with Fund                    During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
John D. Carifa,** (57)                     Chairman and President             See biography on page 32.

Kathleen A Corbet, (42)                    Senior Vice President              Executive Vice President of ACMC**,
                                                                              with which she has been associated since
                                                                              prior to 1997.

Matthew W.S. Lee, (39)                     Chief Investment Officer           Vice President of ACMC since prior to
                                                                              1997. Prior thereto, he was a director of
                                                                              National Mutual Funds Management
                                                                              (ASIA), and an employee of James Capel
                                                                              & Co. since prior to 1997.

Edmund P. Bergan, Jr., (52)                Secretary                          Senior Vice President and the General
                                                                              Counsel of Alliance Fund Distributors,
                                                                              Inc. ("AFD")** and Alliance Global
                                                                              Investor Services, Inc. ("AGIS")**, with
                                                                              which he has been associated since prior
                                                                              to 1997.

Andrew L. Gangolf, (48)                    Assistant Secretary                Senior Vice President and Assistant
                                                                              General Counsel of AFD**, with which
                                                                              he has been associated since prior to
                                                                              1997.

Domenick Pugliese, (41)                    Assistant Secretary                Senior Vice President and Assistant
                                                                              General Counsel of AFD**, with which
                                                                              he has been associated since May 1997.

Mark D. Gersten, (51)                      Treasurer and Chief                Senior Vice President of AGIS**, with
                                           Financial Officer                  which he has been associated since prior
                                                                              to 1997.

Vincent S. Noto, (37)                      Controller                         Vice President of AGIS**, with which he has
                                                                              been associated since prior to 1997.

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial respresentative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 35

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

AllianceBernstein Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
36 o ALLIANCE GREATER CHINA '97 FUND

NOTES


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 37

Alliance Greater China '97 Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GCFAR0702